Schedule of other payables long term (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Payable to shareholders of Al Shola Gas - non-current		€ 959
Employee end-of-service benefits	119	113
Bank borrowings - non-current	25	53
Deferred tax liability - QIND purchase price allocation	1,689	1,741	€ 2,198
Total other payables - long-term	€ 1,833	€ 2,866